INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Summary of intangible assets

	December 31,	December 31,
	2024	2023
Copyrights	$710,846	$730,810
Software	69,273	65,335
Less: Accumulated amortization	(538,907)	(394,596)
	$241,212	$401,549